Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of basic and diluted EPS
	2020	2019	2018
	(Restated)
Profit for the year (USD ‘000)	27,251	23,565	25,542
Less: profit attributable to the Earnout Shares (USD ‘000)	1,690	—	—
Less: profit attributable to the Restricted Shares Awards (USD ‘000)	75	—	—
Net profit available to common shareholders (USD ‘000)	25,486	23,565	25,542
Weighted average number of shares – basic and diluted	43,047,915	34,292,263	35,093,688
Basic and diluted earnings per share (USD)	0.59	0.69	0.73